Finance Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest expense on borrowings	$ 66	$ 62	$ 71
Rate used for capitalisation of interest	3.00%	3.00%	3.80%
System Fund [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest costs capitalised	$ 5	$ 6	$ 4
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest expense on borrowings	$ 14	$ 7	$ 3